Derivative Financial Instruments (Details 1) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Cash flow hedging derivative instruments gain (loss)
(Losses) gains recognized in other comprehensive (loss) income (effective portion)	$ (4.0)	$ 21.0
Change in accumulated other comprehensive loss	(32.5)	41.9
Cash Flow Hedging [Member] | Commodity Contracts [Member] | Cost of Products Sold [Member]
Cash flow hedging derivative instruments gain (loss)
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)	29.1	(20.3)	$ (39.6)
Gains (losses) recognized in earnings (ineffective portion)	0.0	1.4
Cash Flow Hedging [Member] | Interest Rate Contract [Member] | Interest Expense [Member]
Cash flow hedging derivative instruments gain (loss)
Gains (losses) recognized in earnings (ineffective portion)	(0.1)	0.0
Fair Value Hedging [Member] | Interest Rate Contract [Member] | Interest Expense [Member]
Cash flow hedging derivative instruments gain (loss)
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)	$ (0.6)	$ (0.6)	$ (0.5)